Total revenues and other income - Allocation of transaction price (Details) € in Thousands, $ in Millions						1 Months Ended	12 Months Ended
		Dec. 15, 2020 EUR (€)	Jul. 14, 2019 EUR (€)	Jul. 14, 2019 EUR (€)	Jul. 14, 2019 USD ($)	Jul. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€) yr item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received				€ 3,569,800	$ 3,950
Milestones achieved							€ 46,261	€ 2,878	€ 73,394
Allocation to performance obligations							€ 2,809,133	€ 3,000,646	€ 149,801	€ 219,892
Drug discovery platform revenue period								10 years
Global research and development collaboration term				10 years	10 years
Period over which to recognize the drug discovery platform revenue							101010 years
Maximum extension period for specific program							3 years
Filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of performance obligations exceeding one year | yr							1
Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations							€ 7,900	€ 16,200
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront consideration						€ 95,000
Filgotinib agreement 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received								275,558
Impact initial valuation of share subscription								39,003
Total transaction price								314,561
Allocation to performance obligations								314,561
Filgotinib agreement 2015 | Filgotinib performance obligations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations	[1]							314,561
Milestones achieved during 2015-2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved								104,171
Total transaction price								104,171
Allocation to performance obligations								104,171
Milestones achieved during 2015-2019 | Filgotinib performance obligations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations	[1]							104,171
Option, License and Collaboration agreement (July 14, 2019)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received			€ 3,569,815
Impact initial valuation of share subscription			85,601
Total transaction price			3,655,416
Allocation to performance obligations			3,655,416	€ 3,655,416
Option, License and Collaboration agreement (July 14, 2019) | Ziritaxestat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations			666,967	666,967
Option, License and Collaboration agreement (July 14, 2019) | Filgotinib performance obligations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations	[1]		641,663	641,663
Option, License and Collaboration agreement (July 14, 2019) | Drug discovery platform (10 years)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations			2,284,747	2,284,747
Other movements in 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved							90,192
Royalties							16,227
Total transaction price							106,419
Allocation to performance obligations							114,744
Other movements in 2020 | Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities							8,325
Other movements in 2020 | Filgotinib performance obligations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations	[1]						106,419
Other movements in 2020 | Drug discovery platform (10 years)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations							8,325
Filgotinib amendment (December 15, 2020)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront consideration		€ 160,000
Total transaction price		160,000
Allocation to performance obligations		160,000
Filgotinib amendment (December 15, 2020) | Filgotinib performance obligations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations	[1]	160,000
Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received								3,845,373
Upfront consideration							4,005,373
Impact initial valuation of share subscription							124,604	124,604
Total transaction price							4,340,567	4,074,148
Allocation to performance obligations							€ 4,286,852	4,012,108
Number of performance obligations exceeding one year | item							2
Period recognized to consideration paid for the platform							10 years
Gilead | Warrant A
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities							€ 43,311	43,311
Gilead | Initial Warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities							2,545	2,545
Gilead | Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities							7,859	16,184
Fair value of the underlying warrants issuance liability							7,900
Gilead | Ziritaxestat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations							666,967	666,967
Gilead | Filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties							16,200
Allocation to performance obligations		€ 160,000
Gilead | Filgotinib performance obligations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Estimated significant financing component							55,300	44,500
Gilead | Drug discovery platform (10 years)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations							€ 2,293,072	2,284,747
Gilead | Derivative financial instrument
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of performance obligations exceeding one year | item							3
Offsetting short term financial asset (derivative)			€ 85,600	€ 85,600
Gilead | Collaboration agreement for filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved							€ 194,363	104,171
Royalties							16,227	0
Gilead | Collaboration agreement for filgotinib | Filgotinib performance obligations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations	[1]						€ 1,326,814	€ 1,060,395

[1]	With regard to the additional consideration received as a result of the Option, License and Collaboration agreement (July 14, 2019) allocated to the filgotinib performance obligation, we assumed the existence of a significant financing component estimated to €44.5 million as of December 31, 2019 reflecting the time value of money on the estimated recognition period. This financing component was reassessed to €55.3 million as of December 31, 2020, considering the effects of the amendment of December 15, 2020.